Lease obligation (Tables)	12 Months Ended
Dec. 31, 2024
Lease obligation
Schedule of reconciliation of the outstanding lease obligation

$
Balance, December 31, 2022	77,599
Lease payments	(66,089)
Balance, December 31, 2023	11,510
Additions	96,998
Lease payments	(69,723)
Balance, December 31, 2024	38,785

Schedule of future minimum lease payments related to the office lease obligation

	December 31,	December 31,
	2024	2023
	$	$
2024	—	11,628
2025	39,535	—
Total minimum lease payments	39,535	11,628
Less: imputed interest	(750)	(118)
Total present value of minimum lease payments	38,785	11,510
Less: current portion	(38,785)	(11,510)
Non-current portion	—	—